SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
Schedule of common shares issued and outstanding

(a) No par value common shares issued

	Number of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
NO PAR VALUE COMMON SHARES ISSUED
Balance at December 31, 2017	578,636	3,036.5
Issuance of common shares under First Nations agreements	113	0.3
Exercise of options and vested performance share units	366	0.3
Reversal of deferred tax recovery(1)	—	(1.9)
Balance at December 31, 2018	579,115	3,035.2
Issuance of common shares(2)	93,750	106.7
Issuance of common shares under First Nations agreeements	3,077	2.6
Exercise of options and vested performance share units	15	—
Balance at December 31, 2019	675,957	3,144.5
1.	In 2017, the Company closed an equity financing and related agreements and recognized a deferred tax recovery of $1.9 million. This deferred tax recovery was reversed in 2018.
2.

On August 30, 2019, New Gold Inc. closed its offering of common shares of the Company with a syndicate of underwriters. An aggregate of 93,750,000 Common Shares were issued by the Company at a price of C$1.60 per share for net proceeds of $106.7 million (gross proceeds of C$150.0 million less equity issuance costs).

Schedule of share-based payment arrangements

The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
SHARE-BASED PAYMENT EXPENSES
Stock option expense (i)	0.5	1.4
Performance share unit expense	0.3	0.1
Restricted share unit expense(1)	1.1	(0.3)
Deferred share unit expense	0.8	(0.8)
Shares issued under First Nations agreements(1)	—	0.3
Total share-based payment expenses	2.7	0.7
1.	For the year ended December 31, 2019 $1.0 million were recognized in operating expenses (2018‑ ($nil) million).

Schedule of number and weighted average exercise prices of share options

The following table presents changes in the Company’s stock option plan:

		Weighted average
	Number of options	exercise price
	(000s)	C$/share
CHANGES TO THE COMPANY’S STOCK OPTION PLAN
Balance at December 31, 2017	13,087	5.08
Forfeited	(1,925)	4.13
Expired	(2,534)	8.22
Balance at December 31, 2018	8,628	4.39
Granted	2,360	1.12
Forfeited	(1,417)	3.58
Expired	(3,993)	5.01
Balance at December 31, 2019	5,578	2.81

Schedule of earnings per share

The following table sets out the calculation of loss per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2019	2018
CALCULATION OF LOSS PER SHARE
Loss from continuing operations	(73.5)	(1,085.6)
Net loss	(73.5)	(1,239.7)
Basic weighted average number of shares outstanding	611.1	578.7
(in millions)
Dilution of securities:
Stock options	—	—
Diluted weighted average number of shares outstanding	611.1	578.7
(in millions)
Loss from continuing operations per share:
Basic	(0.12)	(1.88)
Diluted	(0.12)	(1.88)
Net loss per share:
Basic	(0.12)	(2.14)
Diluted	(0.12)	(2.14)

Schedule of antidilutive securities excluded from computation of earnings per share

The following table lists the equity securities excluded from the calculation of diluted loss per share. All stock options are excluded from the calculation when the Company is in a net loss position.

	Year ended December 31
(in millions of units)	2019	2018
EQUITY SECURITIES EXCLUDED FROM THE CALCULATION OF DILUTED EARNINGS PER SHARE
Stock options	5.6	8.6